RESTATEMENT OF PREVIOUSLY ISSUED (UNAUDITED) INTERIM FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed consolidated statements of operations for the periods indicated had the adjustments been made in the corresponding period:

	Six Months Ended June 30, 2023
	As reported	Adjusted	As restated
Depreciation and amortization	$247,414	$(7,480)	$239,934
Total expenses	$5,722,238	$(7,480)	$5,714,758
Loss from operations	$(5,722,238)	$7,480	$(5,714,758)
Loss before income taxes	$(5,753,988)	$7,480	$(5,746,508)
Net loss	$(5,753,988)	$7,480	$(5,746,508)
Net loss per common share - basic and diluted	$(0.31)	$—	$(0.31)

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed consolidated statements of cash flows for the periods indicated had the adjustments been made in the corresponding period:

	Six Months Ended June 30, 2023
	As reported	Adjusted	As restated
Net loss	$(5,753,988)	$7,480	$(5,746,508)
Depreciation and amortization expense	$247,414	$(7,480)	$239,934